PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 100.6%
Common Stocks 97.8%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	1,900	$243,010
Howmet Aerospace, Inc.*	1,200	38,352
		281,362
Auto Components 1.5%
Adient PLC*	2,200	101,948
Dana, Inc.	8,200	207,460
Gentex Corp.	3,200	112,576
Lear Corp.	390	71,698
		493,682
Automobiles 0.8%
Thor Industries, Inc.	1,900	269,021
Banks 6.5%
Associated Banc-Corp.	10,070	220,432
Customers Bancorp, Inc.*	400	13,808
East West Bancorp, Inc.	200	15,230
FNB Corp.	19,020	245,168
Hancock Whitney Corp.	1,190	55,026
Heartland Financial USA, Inc.	200	10,054
PacWest Bancorp	7,200	312,552
Pinnacle Financial Partners, Inc.	3,200	280,448
Prosperity Bancshares, Inc.	700	51,352
Synovus Financial Corp.	5,600	262,416
UMB Financial Corp.	100	9,703
Umpqua Holdings Corp.	11,400	212,496
Valley National Bancorp	18,000	247,860
Wintrust Financial Corp.	2,200	169,620
		2,106,165
Beverages 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	24,330
Biotechnology 1.9%
Emergent BioSolutions, Inc.*	3,350	204,283
Organogenesis Holdings, Inc.*	3,000	67,080

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	1,530	$308,387
Vanda Pharmaceuticals, Inc.*	2,400	39,840
		619,590
Building Products 1.4%
Owens Corning	3,200	309,792
Simpson Manufacturing Co., Inc.	1,000	112,700
UFP Industries, Inc.	500	42,020
		464,512
Capital Markets 3.0%
Evercore, Inc. (Class A Stock)	1,800	252,234
Federated Hermes, Inc.	6,300	181,440
Janus Henderson Group PLC	7,260	249,671
SEI Investments Co.	4,200	258,048
Stifel Financial Corp.	500	34,595
		975,988
Chemicals 2.5%
Cabot Corp.	3,830	210,190
Chemours Co. (The)	600	18,120
Huntsman Corp.	2,900	83,143
Ingevity Corp.*	1,200	93,696
Olin Corp.	2,200	94,666
RPM International, Inc.	1,900	180,196
Sensient Technologies Corp.	1,000	82,240
Westlake Chemical Corp.	500	46,945
		809,196
Commercial Services & Supplies 1.0%
Herman Miller, Inc.	4,800	199,200
HNI Corp.	2,100	88,914
Tetra Tech, Inc.	340	43,394
		331,508
Communications Equipment 1.4%
Lumentum Holdings, Inc.*	2,500	212,625
NETGEAR, Inc.*	1,200	44,652

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
NetScout Systems, Inc.*	5,530	$144,858
Plantronics, Inc.*	1,100	43,989
		446,124
Construction & Engineering 2.1%
AECOM*	3,300	219,219
EMCOR Group, Inc.	2,350	281,530
Quanta Services, Inc.	1,700	164,288
Valmont Industries, Inc.	80	19,748
		684,785
Construction Materials 0.8%
Eagle Materials, Inc.*	1,800	248,652
Consumer Finance 1.1%
Navient Corp.	1,960	32,987
SLM Corp.	16,940	333,040
		366,027
Containers & Packaging 0.6%
Silgan Holdings, Inc.	4,900	206,633
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	3,390	116,311
Grand Canyon Education, Inc.*	1,810	196,005
		312,316
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.	2,400	78,024
Electric Utilities 0.6%
OGE Energy Corp.	5,760	193,306
Electrical Equipment 2.3%
Acuity Brands, Inc.	1,710	317,239
Generac Holdings, Inc.*	400	129,580

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	4,700	$143,115
Regal Beloit Corp.	950	137,209
		727,143
Electronic Equipment, Instruments & Components 3.5%
Arrow Electronics, Inc.*	2,510	286,316
Cognex Corp.	1,100	94,732
Jabil, Inc.	5,150	269,963
Sanmina Corp.*	800	32,672
SYNNEX Corp.	2,200	266,640
Vishay Intertechnology, Inc.	7,400	181,818
		1,132,141
Energy Equipment & Services 0.5%
ChampionX Corp.*	8,000	168,080
Entertainment 0.9%
Playtika Holding Corp.*	3,000	83,340
World Wrestling Entertainment, Inc. (Class A Stock)	3,600	198,396
		281,736
Equity Real Estate Investment Trusts (REITs) 7.9%
Corporate Office Properties Trust	5,740	160,950
Cousins Properties, Inc.	6,200	227,354
First Industrial Realty Trust, Inc.	3,600	179,172
Gaming & Leisure Properties, Inc.	3,022	140,493
Highwoods Properties, Inc.	4,890	219,023
JBG SMITH Properties	3,600	117,396
Medical Properties Trust, Inc.	5,940	130,977
Omega Healthcare Investors, Inc.	7,540	286,520
Pebblebrook Hotel Trust	9,200	219,696
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,900	109,858
PotlatchDeltic Corp.	3,900	231,504
Sabra Health Care REIT, Inc.	2,030	36,885
Service Properties Trust	12,880	158,617
Spirit Realty Capital, Inc.	4,800	228,192
VEREIT, Inc.	2,400	114,816
		2,561,453

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.*	1,900	$84,873
Sprouts Farmers Market, Inc.*	8,500	217,685
		302,558
Food Products 1.2%
Darling Ingredients, Inc.*	300	20,835
Flowers Foods, Inc.	1,900	45,524
Ingredion, Inc.	1,500	140,115
Pilgrim’s Pride Corp.*	7,000	167,720
		374,194
Gas Utilities 1.2%
National Fuel Gas Co.	4,000	198,640
UGI Corp.	4,520	197,569
		396,209
Health Care Equipment & Supplies 3.9%
Envista Holdings Corp.*	6,100	264,008
Haemonetics Corp.*	800	53,808
Hill-Rom Holdings, Inc.	2,340	257,915
ICU Medical, Inc.*	1,030	214,518
Integra LifeSciences Holdings Corp.*	1,300	96,304
Masimo Corp.*	1,000	232,670
Quidel Corp.*	1,230	128,891
		1,248,114
Health Care Providers & Services 2.4%
Amedisys, Inc.*	640	172,704
Chemed Corp.	530	252,603
Molina Healthcare, Inc.*	1,430	364,793
		790,100
Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp.*	1,100	72,765
Choice Hotels International, Inc.*	1,100	125,180
Del Taco Restaurants, Inc.	6,600	75,240
Jack in the Box, Inc.	1,100	132,715
Papa John’s International, Inc.	1,400	135,408

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.*	800	$85,616
Wendy’s Co. (The)	6,100	137,677
		764,601
Household Durables 1.4%
PulteGroup, Inc.	1,200	70,944
Skyline Champion Corp.*	400	17,772
Tempur Sealy International, Inc.	5,300	202,142
Toll Brothers, Inc.	2,500	156,750
Tri Pointe Homes, Inc.*	800	19,056
		466,664
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	3,800	105,716
Vistra Corp.	4,300	72,541
		178,257
Insurance 3.5%
Alleghany Corp.*	30	20,369
American Financial Group, Inc.	1,070	131,460
First American Financial Corp.	2,000	129,000
Hanover Insurance Group, Inc. (The)	1,790	247,575
Mercury General Corp.	1,300	80,951
Old Republic International Corp.	11,390	280,422
Primerica, Inc.	400	63,908
Reinsurance Group of America, Inc.	700	91,371
RenaissanceRe Holdings Ltd. (Bermuda)	290	48,955
SiriusPoint Ltd. (Bermuda)*	2,400	25,392
Stewart Information Services Corp.	400	23,460
		1,142,863
IT Services 1.4%
BM Technologies, Inc.(original cost $2,500; purchased 12/17/20)*^(f)	200	1,829
Concentrix Corp.*	1,400	217,532
MAXIMUS, Inc.	2,600	238,264
		457,625

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 1.8%
Brunswick Corp.	2,740	$293,536
Polaris, Inc.	2,140	299,664
		593,200
Life Sciences Tools & Services 3.2%
Bio-Techne Corp.	930	397,566
Charles River Laboratories International, Inc.*	1,180	392,291
Medpace Holdings, Inc.*	1,430	242,642
		1,032,499
Machinery 6.0%
AGCO Corp.	2,380	347,289
Crane Co.	1,080	101,585
Donaldson Co., Inc.	4,200	264,096
Graco, Inc.	900	69,120
ITT, Inc.	540	50,927
Lincoln Electric Holdings, Inc.	1,800	230,490
Nordson Corp.	1,480	312,887
Oshkosh Corp.	1,600	199,088
REV Group, Inc.*	700	12,768
Timken Co. (The)	1,300	109,031
Toro Co. (The)	2,000	229,200
		1,926,481
Marine 0.2%
Matson, Inc.	1,100	71,863
Media 1.1%
John Wiley & Sons, Inc. (Class A Stock)	600	34,164
Nexstar Media Group, Inc. (Class A Stock)	1,100	162,151
TEGNA, Inc.	7,400	148,444
		344,759
Metals & Mining 2.0%
Reliance Steel & Aluminum Co.	1,830	293,367
Steel Dynamics, Inc.	6,480	351,346
		644,713

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.9%
Kohl’s Corp.	4,300	$252,238
Ollie’s Bargain Outlet Holdings, Inc.*	580	53,517
		305,755
Multi-Utilities 0.8%
MDU Resources Group, Inc.	7,860	262,996
Oil, Gas & Consumable Fuels 0.3%
Cimarex Energy Co.	500	33,100
World Fuel Services Corp.	2,220	68,665
		101,765
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	4,500	296,460
Verso Corp. (Class A Stock)	1,100	16,984
		313,444
Personal Products 0.6%
Medifast, Inc.	50	11,354
Nu Skin Enterprises, Inc. (Class A Stock)	3,630	191,882
		203,236
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC*	1,620	266,328
Prestige Consumer Healthcare, Inc.*	300	13,068
		279,396
Professional Services 2.0%
ASGN, Inc.*	1,700	178,806
CACI International, Inc. (Class A Stock)*	760	193,694
ManpowerGroup, Inc.	2,300	278,047
		650,547
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	630	118,383

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.6%
Knight-Swift Transportation Holdings, Inc.	4,800	$226,176
Landstar System, Inc.	580	99,922
Werner Enterprises, Inc.	4,300	198,789
		524,887
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.*	2,700	200,907
CMC Materials, Inc.	940	172,424
Kulicke & Soffa Industries, Inc. (Singapore)	1,200	68,220
MKS Instruments, Inc.	1,700	304,487
Semtech Corp.*	3,100	209,994
Ultra Clean Holdings, Inc.*	800	40,856
		996,888
Software 4.1%
CDK Global, Inc.	3,270	175,239
CommVault Systems, Inc.*	200	13,902
Fair Isaac Corp.*	690	359,773
J2 Global, Inc.*	180	21,780
Manhattan Associates, Inc.*	2,210	303,301
Paylocity Holding Corp.*	760	146,862
PTC, Inc.*	1,830	239,620
Teradata Corp.*	1,090	53,922
		1,314,399
Specialty Retail 3.8%
AutoNation, Inc.*	3,040	311,539
Foot Locker, Inc.	4,700	277,206
L Brands, Inc.*	2,800	184,520
Lithia Motors, Inc. (Class A Stock)	500	192,190
RH*	20	13,761
Williams-Sonoma, Inc.	1,480	252,710
		1,231,926
Textiles, Apparel & Luxury Goods 1.5%
Columbia Sportswear Co.	1,900	207,119
Deckers Outdoor Corp.*	850	287,470
		494,589

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	9,100	$138,684
Premier Financial Corp.	700	22,113
		160,797
Trading Companies & Distributors 0.6%
Boise Cascade Co.	400	26,688
MSC Industrial Direct Co., Inc. (Class A Stock)	500	45,080
Univar Solutions, Inc.*	2,200	51,370
Veritiv Corp.*	1,300	54,444
		177,582

Total Common Stocks (cost $23,988,089)		31,653,064
Exchange-Traded Fund 2.8%
iShares Core S&P Mid-Cap ETF (cost $762,969)	3,310	899,526

Total Long-Term Investments (cost $24,751,058)		32,552,590

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $49,730)(wb)	49,730	49,730

TOTAL INVESTMENTS 100.8% (cost $24,800,788)		32,602,320
Liabilities in excess of other assets (0.8)%		(252,288)

Net Assets 100.0%		$32,350,032

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,829 and 0.0% of net assets.

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,500. The aggregate value of $1,829 is 0.0% of net assets.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).